BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Condensed Financial Information From FAvS Consolidated Balance Sheets and Statements of Operations) (Details) - First Aviation Services, Inc. [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed financial information, balance sheets:
Current assets	$ 10,596
Long-term assets	8,927
Total assets	19,523
Current liabilities	5,964
Long-term liabilities	4,624
Total liabilities	10,588
Condensed financial information, statements of operations:
Net sales	24,442	$ 23,445
Gross profit	7,342	6,182
Income (loss) from continuing operations	827	(341)
Net income	727	3,158
Income attributable to common stockholders	$ 336	$ 2,821